Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Medical equipment	$ 737	$ 737
Office furniture and equipment	54	56
Computer software and electronic equipment	76	78
Leasehold improvements	235	231
Property and equipment, gross	1,102	1,102
Less - Accumulated depreciation	988	957
Net book value	$ 114	$ 145